Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Share capital and additional paid-in capital	Shares to be issued	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 86,401		$ (243)	$ (64,827)	$ 21,331
Balance (in Shares) at Dec. 31, 2024	5,792,559
Exercise of options into ordinary shares		764				764
Exercise of options into ordinary shares (in Shares)	267,433
Share-based compensation expense		21				21
Net income					2,114	2,114
Balance at Jun. 30, 2025		87,186		(243)	(62,713)	24,230
Balance (in Shares) at Jun. 30, 2025	6,059,992
Balance at Dec. 31, 2025		90,061	102	(243)	(61,216)	28,704
Balance (in Shares) at Dec. 31, 2025	7,028,934
Exercise of options into ordinary shares		23				23
Exercise of options into ordinary shares (in Shares)	10,000
Issuance of Ordinary Shares		102	(102)
Issuance of Ordinary Shares (in shares)	20,876
Share-based compensation expense		24				24
Net income					2,130	2,130
Balance at Jun. 30, 2026		$ 90,210		$ (243)	$ (59,086)	$ 30,881
Balance (in Shares) at Jun. 30, 2026	7,059,810